Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

21. SUBSEQUENT EVENTS

Subsequent events have been evaluated through April 28, 2026, which represents the date the consolidated financial statements were available to be issued and those that are material to the consolidated financial statements are included below.

Entry into the Ritchie Facility Agreement

On January 10, 2026, the Company entered into a Facility Agreement with Kaela Ritchie that provides for a drawdown loan facility of up to $2,000,000. The facility is available for drawdown by the Company for a period of six months with a maximum aggregate drawdown per week of $500,000. Interest will accrue at 10% per year on the drawn amounts. At maturity, the Company shall repay the balance and interest, provided that, the Company may repay the balance at any time prior to maturity without premium or penalty. The facility matures on January 9, 2027.

On March 26, 2026, the Company entered into a second facility agreement with Kaela Ritchie that provides for a drawdown loan facility of up to $2,000,000. The second facility is available for drawdown by the Company for a period of six months with a maximum aggregate drawdown per week of $500,000. Interest will accrue at 10% per year on the drawn amounts. At maturity, the Company shall repay the balance and interest, provided, that, the Company may repay the balance at any time prior to maturity without premium or penalty. The second facility matures on March 26, 2027.

Amendment to Trading Facility Agreement

On January 12, 2026, the Company entered into an amendment to the Facility Agreement with Hudson Dunes whereby BGHL is included as a Borrower alongside Blue Goldmine FZCO, and, the Facility amount was amended to be three (3) times the Cash Collateral Contribution up to a maximum aggregate amount of US$15,000,000 made available by the Lender to the Borrower pursuant to Clause 2.

Amendment to August Note SPA

On January 23, 2026, the Company entered into an Omnibus Amendment to Securities Purchase Agreement and Senior Convertible Notes with 3i (the “Omnibus Amendment”) to amend (i) the August Note SPA; (ii) the Senior Convertible Note issued to 3i, dated September 3, 2025, in the original principal amount of $3,804,348 (the “First Note”); (iii) the subsequent Senior Convertible Note issued to 3i, dated November 12, 2025, in the original principal amount of $1,630,435 (the “Second Note,” and, together with the First Note, the “Existing Notes”); (iv) a warrant to purchase 150,709 Class A ordinary shares of the Company, dated as of September 3, 2025, issued to 3i (the “First Warrant”); and (v) a warrant to purchase 64,590 Class A ordinary shares of the Company, dated as of November 12, 2025, issued to 3i in connection with the Senior Convertible Notes (See Note 11).

Pursuant to the Omnibus Amendment, beginning January 23, 2026, subject to an existing event of default 3i agrees that neither it nor an affiliate will sell or otherwise dispose of certain shares on any Trading Day (as defined in the August Note SPA) in an amount that exceeds the greater of (i) ten percent (10%) of the aggregate daily trading volume of the Company’s Class A ordinary shares reported on its principal market and (ii) $10,000 per trading day through February 15, 2026 and $40,000 per trading day thereafter.

The Omnibus Amendment amends the conversion price mechanics in the First and Second Notes such that the conversion price is fixed at $3.00 through February 15, 2026, and thereafter equals the lower of (i) 93% of the lowest VWAP during the three (3) trading days immediately preceding a Conversion Notice (subject to a $0.50 floor price) and (ii) $10.00, in each case as adjusted for customary equity events. The Omnibus Amendment additionally amends the events of default to clarify that a failure to pay principal, make-whole amounts, interest, late charges or other amounts (other than installment amounts) when due constitutes an event of default if not cured within ten (10) Trading Days, applicable solely to unpaid interest and late charges. Further, the Omnibus Amendment provides 3i with a five (5) trading day election period following receipt of a company optional redemption notice to convert all or any portion of the Conversion Amount, with any conversion amount reducing the applicable redemption amount. In addition, the Omnibus Amendment modifies the installment payment provisions to require cash payment of installment amounts (the “Installment Amounts”) only on installment dates on or prior to January 1, 2026 (unless converted). After January 1, 2026, no Installment Amount shall become payable or owed by the Company, other than the maturity date.

Finally, the Omnibus Amendment amends the exercise price in the First and Second Warrants to $0.01.

Concurrently with the Omnibus Amendment, on January 23, 2026, the Company issued to 3i (i) a senior convertible note in the principal amount of $1,630,435 (the “January Note”) and (ii) a warrant to purchase 64,590 Class A ordinary shares of the Company (the “January Warrant”).

The January Note matures on January 23, 2027. The January Note is convertible into Class A ordinary shares of the Company pursuant to the same conversion mechanics of the Existing Notes. The January Note is in the same form as the First and Second Notes and contains the same terms and conditions, including certain negative covenants. The January Note also contains standard and customary events of default.

The January Warrant is exercisable for up to an aggregate of 64,590 Class A ordinary shares at a price of $0.01 per share (the “January Warrant Exercise Price”). The January Warrant may be exercised during the period commencing January 23, 2026 and ending January 23, 2031. The January Warrant Exercise Price is subject to customary adjustments for stock dividends, stock splits, issuances of additional Class A ordinary shares and the like.

Pursuant to the terms of the January Note and the January Warrant, the Company shall not effect a conversion of any portion of the January Note or an exercise of the January Warrant, to the extent that after giving effect to such conversion or exercise, as applicable, 3i would beneficially own in excess of 4.99% (or, at the option of 3i, 9.99%) of the Class A ordinary shares of the Company outstanding immediately after giving effect to such conversion.

Entry into Securities Purchase Agreement

On February 23, 2026, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with Hudson Dunes pursuant to which the Company agreed to issue and sell in a private placement offering (the “Private Placement”) an aggregate of 2,500,000 Class A ordinary shares of the Company, par value $0.0001 per share (the “Shares”), at a price per share of $4.00, for gross proceeds of $10,000,000. The proceeds will be used for working capital, general corporate purposes and to repay certain debt obligations. As of the date of filing, the private placement has not closed.

Amendment of Employment Agreement and Grant of Class A Ordinary Shares

On April 2, 2026, our Board approved, and the Company entered into, an amended employment agreement with our chief executive officer, Andrew Cavaghan (the “Amended Employment Agreement”). In connection with the Amended Employment Agreement, the Compensation Committee of the Board approved grants to Mr. Cavaghan of an aggregate of 2,447,500 Class A ordinary shares (the “April 2026 Grant”) under the Company’s 2025 Equity Incentive Plan (the “Plan”), in lieu of previously approved cash and stock-based compensation. The April 2026 Grant consists of (i) 2,290,000 restricted Class A ordinary shares, which are subject to time-based and/or performance-based vesting, and (ii) 157,500 unrestricted Class A ordinary shares, in consideration for Mr. Cavaghan’s service to the Company. Mr. Cavaghan has entered into a Restricted Stock Grant Agreement and an Unrestricted Stock Grant Agreement with the Company, evidencing the terms and conditions of each such grant, which are subject to all of the terms and conditions of the Plan. In addition, pursuant to the Amended Employment Agreement, Mr. Cavaghan’s cash compensation was reduced to US$1 per annum. Effectiveness of the terms and conditions of the Amended Employment Agreement was retroactive to January 1, 2026.